Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) - SEK (kr) kr / shares in Units, kr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Shares repurchased under stock purchase plan	0
Currency translation adjustment	kr (5.4)
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 2.00	kr 1.50	kr 1.00
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value	kr 5.00
Voting rights of share holders	one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value	kr 5.00
Voting rights of share holders	one tenth of one vote per share
Treasury shares	6,043,960	19,853,247	37,057,039